ACQUISITIONS AND DISPOSALS (Narrative) (Details) ¥ in Thousands, SGD in Thousands, $ in Thousands										1 Months Ended				12 Months Ended
	Jul. 24, 2015 USD ($)	Jul. 24, 2015 CNY (¥)	Jun. 30, 2015	Apr. 06, 2015 CNY (¥) Bed	Apr. 06, 2015 SGD Bed	Dec. 18, 2014 USD ($)	Dec. 18, 2014 CNY (¥)	Dec. 03, 2014 USD ($)	Dec. 03, 2014 CNY (¥)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Business Acquisition [Line Items]
Equity interest in equity method investment														100.00%	100.00%
Put Option expiry date														39 months	39 months
Total consideration of equity interest sold										$ 12,967	¥ 80,453	$ 51,167	¥ 317,470
Recognized a gain on the disposal														$ 2,529	¥ 16,381	¥ 38,487
Gain on acquisition														1,981	12,830
CAH and WHT [Member]
Business Acquisition [Line Items]
Recognized a gain on the disposal						$ 6,203	¥ 38,487
JWYK [Member]
Business Acquisition [Line Items]
Date of completion of disposal			Jul. 24, 2015
Recognized a gain on the disposal	$ 2,529	¥ 16,381
Percentage of equity interest transferred			100.00%
Allcure Information [Member]
Business Acquisition [Line Items]
Ownership percentage			20.00%
CAH [Member]
Business Acquisition [Line Items]
Total consideration of equity interest sold								$ 40,020	¥ 248,311
Datang Healthcare Corporation Limited ("Datang") [Member]
Business Acquisition [Line Items]
Equity interest in equity method investment								52.00%	52.00%
WHT [Member]
Business Acquisition [Line Items]
Total consideration of equity interest sold								$ 24,114	¥ 149,612
CHS [Member]
Business Acquisition [Line Items]
Voting interest acquired				100.00%	100.00%
Number of bed patient capacity				31	31
Total consideration				¥ 253,499	SGD 55,000
Gain on a bargain purchase recognized														$ 1,980	¥ 12,830